Shareholder Report, Line Graph (Details) - USD ($)											6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Apr. 30, 2024	Apr. 08, 2024	Nov. 30, 2022	Nov. 30, 2021	Sep. 30, 2021	Jul. 31, 2020	Mar. 31, 2020	Sep. 03, 2019	Jan. 04, 2016	May 01, 2015	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000229483
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Quality Value Fund - Institutional Shares
Account Value											$ 237,959	$ 237,959	$ 100,000	$ 237,959	$ 100,000	$ 193,125	$ 194,118	$ 202,998	$ 146,257	$ 155,771	$ 137,572	$ 129,421	$ 106,083	$ 104,001
C000229481
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Quality Value Fund - A Class Shares
Account Value											22,563	22,563	9,702	$ 22,563	$ 9,702	18,333	18,471	19,371	13,990	14,934	13,225	12,475	10,240	10,064
C000229482
Account Value [Line Items]
Line Graph and Table Measure Name														Westwood Quality Value Fund - C Class Shares
Account Value							$ 10,000				18,193	18,193		$ 18,193		14,896	15,122	15,978	11,603
C000240108
Account Value [Line Items]
Line Graph and Table Measure Name			Westwood Quality Value Fund - Ultra Shares
Account Value			$ 1,000,000								1,152,683	1,152,683		1,152,683		935,845
C000232438
Account Value [Line Items]
Line Graph and Table Measure Name				Westwood Quality MidCap Fund - Institutional Shares
Account Value				$ 100,000							126,046	126,046		126,046		97,641	96,400
C000229480
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Quality SMidCap Fund - Institutional Shares
Account Value											207,658	207,658	100,000	207,658	$ 100,000	160,369	158,128	175,006	122,508	129,492	118,300	118,698	99,056	100,139
C000229479
Account Value [Line Items]
Line Graph and Table Measure Name						Westwood Quality SMidCap Fund - Ultra Shares
Account Value						$ 1,000,000					1,786,899	1,786,899		1,786,899		1,376,925	1,356,077	1,497,011	1,045,455
C000229476
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Quality SmallCap Fund - Institutional Shares
Account Value											210,210	210,210	100,000	210,210	$ 100,000	170,574	172,155	191,443	125,069	145,261	133,691	136,806	105,469	99,129
C000229475
Account Value [Line Items]
Line Graph and Table Measure Name								Westwood Quality SmallCap Fund - A Class Shares
Account Value								$ 9,599			14,859	14,859		$ 14,859		12,079	12,205	13,584	8,884	10,335
C000229478
Account Value [Line Items]
Line Graph and Table Measure Name														Westwood Quality SmallCap Fund - C Class Shares
Account Value								$ 10,000			14,915	14,915		$ 14,915		12,213	12,433	13,946	9,182	10,760
C000229477
Account Value [Line Items]
Line Graph and Table Measure Name							Westwood Quality SmallCap Fund - Ultra Shares
Account Value							$ 1,000,000				2,086,790	2,086,790		2,086,790		1,690,889	1,705,007	1,892,643	1,234,642
C000229075
Account Value [Line Items]
Line Graph and Table Measure Name					Westwood Quality AllCap Fund - Institutional Shares
Account Value					$ 100,000						127,045	127,045		127,045		102,324	100,752	105,900
C000229074
Account Value [Line Items]
Line Graph and Table Measure Name					Westwood Quality AllCap Fund - Ultra Shares
Account Value					$ 1,000,000						1,272,996	1,272,996		1,272,996		1,023,402	1,008,014	1,059,000
C000229473
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Income Opportunity Fund - Institutional Shares
Account Value											161,514	161,514	100,000	161,514	$ 100,000	134,762	131,670	154,843	132,106	126,304	113,801	112,630	102,409	99,278
C000229474
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Income Opportunity Fund - A Class Shares
Account Value											15,305	15,305	9,700	15,305	$ 9,700	12,787	12,506	14,749	12,621	12,096	10,926	10,842	9,883	9,598
C000229472
Account Value [Line Items]
Line Graph and Table Measure Name								Westwood Income Opportunity Fund - C Class Shares
Account Value								$ 10,000			12,329	12,329		12,329		10,386	10,243	12,159	10,479	10,123
C000240107
Account Value [Line Items]
Line Graph and Table Measure Name			Westwood Income Opportunity Fund - Ultra Shares
Account Value			$ 1,000,000								1,169,078	1,169,078		1,169,078		975,331
C000229469
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Multi-Asset Income Fund - Institutional Shares
Account Value											157,956	157,956	100,000	157,956	$ 100,000	132,769	127,326	145,317	125,606	117,233	110,334	108,254	102,830	98,167
C000229470
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood Multi-Asset Income Fund - A Class Shares
Account Value											14,993	14,993	$ 9,696	14,993	$ 9,696	12,627	12,153	13,895	12,047	11,258	10,628	10,429	9,932	9,504
C000229471
Account Value [Line Items]
Line Graph and Table Measure Name							Westwood Multi-Asset Income Fund - C Class Shares
Account Value							$ 10,000				14,484	14,484		14,484		12,290	11,893	13,720	11,851
C000229466
Account Value [Line Items]
Line Graph and Table Measure Name										Westwood Alternative Income Fund - Institutional Shares
Account Value										$ 100,000	141,907	141,907		141,907		129,727	124,168	128,079	120,393	113,105	106,134	107,306	105,042	101,376
C000229467
Account Value [Line Items]
Line Graph and Table Measure Name							Westwood Alternative Income Fund - A Class Shares
Account Value							$ 9,702				12,216	12,216		$ 12,216		11,174	10,719	11,057	10,415
C000229468
Account Value [Line Items]
Line Graph and Table Measure Name														Westwood Alternative Income Fund - C Class Shares
Account Value							$ 10,000				12,233	12,233		$ 12,233		11,282	10,893	11,319	10,721
C000229465
Account Value [Line Items]
Line Graph and Table Measure Name										Westwood Alternative Income Fund - Ultra Shares
Account Value										$ 1,000,000	1,432,241	1,432,241		1,432,241		1,307,744	1,251,405	1,285,993	1,210,223	1,135,933	1,065,233	1,076,167	1,051,826	1,013,965
C000237961
Account Value [Line Items]
Line Graph and Table Measure Name													Westwood Salient MLP & Energy Infrastructure Fund - Institutional Shares
Account Value											114,740	114,740	$ 100,000	114,740	100,000	82,780	79,327	71,019	42,414	60,161	61,862	64,153	66,030	67,409
C000237964
Account Value [Line Items]
Line Graph and Table Measure Name													Westwood Salient MLP & Energy Infrastructure Fund - A Class Shares
Account Value											10,598	10,598	$ 9,452	10,598	9,452	7,669	7,362	6,609	3,960	5,626	5,797	6,023	6,215	6,356
C000237963
Account Value [Line Items]
Line Graph and Table Measure Name													Westwood Salient MLP & Energy Infrastructure Fund - C Class Shares
Account Value											10,384	10,384	$ 10,000	10,384	10,000	7,568	7,321	6,621	4,001	5,719	5,945	6,224	6,475	6,670
C000237962
Account Value [Line Items]
Line Graph and Table Measure Name									Westwood Salient MLP & Energy Infrastructure Fund - Ultra Shares
Account Value									$ 1,000,000		2,252,081	2,252,081		2,252,081		1,623,516	1,554,379	1,390,665	831,752	1,176,266	1,208,627	1,252,457	1,288,387
C000237960
Account Value [Line Items]
Line Graph and Table Measure Name													Westwood Global Real Estate Fund - Institutional Shares
Account Value											126,612	126,612	$ 100,000	126,612	100,000	103,433	103,812	135,969	92,258	125,476	108,647	110,641	94,681	99,187
C000237958
Account Value [Line Items]
Line Graph and Table Measure Name													Westwood Global Real Estate Fund - A Class Shares
Account Value											11,505	11,505	$ 9,426	11,505	9,426	9,432	9,486	12,481	8,498	11,607	10,093	10,307	8,852	9,321
C000237959
Account Value [Line Items]
Line Graph and Table Measure Name													Westwood Global Real Estate Fund - C Class Shares
Account Value											11,489	11,489	$ 10,000	11,489	10,000	9,479	9,607	12,707	8,704	11,947	10,440	10,749	9,284	9,827
C000237966
Account Value [Line Items]
Line Graph and Table Measure Name													Westwood Real Estate Income Fund - Institutional Shares
Account Value											157,246	157,246	$ 100,000	157,246	100,000	124,918	119,900	141,769	113,054	128,598	115,338	118,272	114,162	103,389
C000237968
Account Value [Line Items]
Line Graph and Table Measure Name													Westwood Real Estate Income Fund - A Class Shares
Account Value											14,284	14,284	$ 9,427	14,284	9,427	11,384	10,954	13,006	10,410	11,890	10,708	11,018	10,676	9,709
C000237969
Account Value [Line Items]
Line Graph and Table Measure Name													Westwood Real Estate Income Fund - C Class Shares
Account Value											14,265	14,265	$ 10,000	14,265	10,000	11,443	11,093	13,240	10,660	12,239	11,085	11,497	11,200	10,243
C000237951
Account Value [Line Items]
Line Graph and Table Measure Name													Westwood Broadmark Tactical Growth Fund - Institutional Shares
Account Value											139,016	139,016	$ 100,000	139,016	100,000	130,603	129,505	140,524	121,412	113,978	111,650	110,540	97,555	99,302
C000237952
Account Value [Line Items]
Line Graph and Table Measure Name													Westwood Broadmark Tactical Growth Fund - A Class Shares
Account Value											12,572	12,572	$ 9,424	12,572	9,424	11,845	11,776	12,833	11,131	10,490	10,326	10,266	9,105	9,312
C000237949
Account Value [Line Items]
Line Graph and Table Measure Name													Westwood Broadmark Tactical Growth Fund - C Class Shares
Account Value											12,610	12,610	$ 10,000	$ 12,610	10,000	11,963	11,978	13,125	11,444	10,844	10,728	10,741	9,571	9,833
C000237956
Account Value [Line Items]
Line Graph and Table Measure Name														Westwood Broadmark Tactical Plus Fund - Institutional Shares
Account Value											148,542	148,542	100,000	$ 148,542	100,000	147,932	140,965	144,460	128,865	122,572	115,271	110,633	96,177	100,494
C000237953
Account Value [Line Items]
Line Graph and Table Measure Name														Westwood Broadmark Tactical Plus Fund - A Class Shares
Account Value											13,715	13,715	9,451	$ 13,715	9,451	13,700	13,082	13,445	12,027	11,462	10,812	10,402	9,062	9,478
C000237954
Account Value [Line Items]
Line Graph and Table Measure Name														Westwood Broadmark Tactical Plus Fund - C Class Shares
Account Value											13,440	13,440	10,000	$ 13,440	10,000	13,529	13,021	13,475	12,148	11,673	11,093	10,747	9,431	9,959
C000237955
Account Value [Line Items]
Line Graph and Table Measure Name														Westwood Broadmark Tactical Plus Fund - F Class Shares
Account Value											15,319	$ 15,319	10,000	$ 15,319	$ 10,000	15,208	14,445	14,759	13,131	12,451	11,677	11,165	9,683	10,079
C000248453
Account Value [Line Items]
Line Graph and Table Measure Name												Westwood Salient Enhanced Midstream Income ETF
Account Value		$ 10,000									$ 11,005	$ 11,005		11,005
C000248452
Account Value [Line Items]
Line Graph and Table Measure Name											Westwood Salient Enhanced Energy Income ETF
Account Value	$ 10,000										$ 9,813	9,813		9,813
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value											322,976	322,976	100,000	322,976	$ 100,000	234,287	216,171	258,943	179,947	163,368	143,950	135,043	108,923	104,490
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value											32,298	32,298	10,000	32,298	$ 10,000	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value							$ 10,000				23,402	23,402		23,402		16,976	15,663	18,763	13,039
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 1,000,000								1,419,959	1,419,959		1,419,959		1,030,037
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value				$ 100,000							126,657	126,657		126,657		91,877	84,773
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value											322,976	322,976	100,000	322,976	$ 100,000	234,287	216,171	258,943	179,947	163,368	143,950	135,043	108,923	104,490
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value						$ 1,000,000					1,814,745	1,814,745		1,814,745		1,316,414	1,214,627	1,454,952	1,011,091
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value											322,976	322,976	100,000	322,976	$ 100,000	234,287	216,171	258,943	179,947	163,368	143,950	135,043	108,923	104,490
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value								$ 10,000			20,709	20,709		20,709		15,022	13,861	16,603	11,538	10,475
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value								$ 10,000			20,709	20,709		20,709		15,022	13,861	16,603	11,538	10,475
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value							$ 1,000,000				2,340,235	2,340,235		2,340,235		1,697,604	1,566,342	1,876,258	1,303,870
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 100,000						133,164	133,164		133,164		96,597	89,128	106,762
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value					$ 1,000,000						1,331,635	1,331,635		1,331,635		965,967	891,277	1,067,624
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value											322,976	322,976	100,000	322,976	$ 100,000	234,287	216,171	258,943	179,947	163,368	143,950	135,043	108,923	104,490
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value											32,298	32,298	10,000	32,298	$ 10,000	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value								$ 10,000			20,709	20,709		20,709		15,022	13,861	16,603	11,538	10,475
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value			$ 1,000,000								1,419,959	1,419,959		1,419,959		1,030,037
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value											322,976	322,976	100,000	322,976	$ 100,000	234,287	216,171	258,943	179,947	163,368	143,950	135,043	108,923	104,490
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value											32,298	32,298	$ 10,000	32,298	$ 10,000	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449
Russell 3000® Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value							$ 10,000				23,402	23,402		23,402		16,976	15,663	18,763	13,039
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Account Value										$ 100,000	113,964	113,964		113,964		103,092	102,726	121,832	122,417	115,285	103,386	105,553	104,609	100,229
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value							$ 10,000				9,595	9,595		9,595		8,680	8,649	10,258	10,307
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value							$ 10,000				9,595	9,595		9,595		8,680	8,649	10,258	10,307
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Account Value										$ 1,000,000	1,139,639	1,139,639		1,139,639		1,030,916	1,027,257	1,218,321	1,224,174	1,152,846	1,033,855	1,055,529	1,046,089	1,002,287
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value											339,505	339,505	$ 100,000	339,505	100,000	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value											33,950	33,950	$ 10,000	33,950	10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value											33,950	33,950	$ 10,000	33,950	10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value									$ 1,000,000		3,319,283	3,319,283		3,319,283		2,404,980	2,183,511	2,557,135	1,789,283	1,630,913	1,426,544	1,328,918	1,074,895
MSCI WORLD INDEX Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index (Gross)
Account Value											267,976	267,976	$ 100,000	267,976	100,000	199,556	179,702	219,390	155,544	148,260	130,799	128,602	104,166	102,335
MSCI WORLD INDEX Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index (Gross)
Account Value											26,798	26,798	$ 10,000	26,798	10,000	19,956	17,970	21,939	15,554	14,826	13,080	12,860	10,417	10,233
MSCI WORLD INDEX Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index (Gross)
Account Value											26,798	26,798	$ 10,000	26,798	10,000	19,956	17,970	21,939	15,554	14,826	13,080	12,860	10,417	10,233
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Account Value											115,928	115,928	$ 100,000	115,928	100,000	104,868	104,496	123,932	124,527	117,272	105,167	107,372	106,412	101,956
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Account Value											11,593	11,593	$ 10,000	11,593	10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Account Value											11,593	11,593	$ 10,000	11,593	10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value											339,505	339,505	$ 100,000	339,505	100,000	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value											33,950	33,950	$ 10,000	33,950	10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value											33,950	33,950	$ 10,000	$ 33,950	10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value											339,505	339,505	100,000	$ 339,505	100,000	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value											33,950	33,950	10,000	$ 33,950	10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value											33,950	33,950	10,000	$ 33,950	10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value											33,950	33,950	10,000	$ 33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000									11,049	11,049		11,049
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000										11,408	11,408		11,408
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value											233,918	233,918	100,000	233,918	$ 100,000	178,596	178,357	191,776	133,403	144,321	129,770	125,948	106,934	100,530
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value											23,392	23,392	10,000	23,392	$ 10,000	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value							$ 10,000				20,883	20,883		20,883		15,944	15,923	17,121	11,910
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value			$ 1,000,000								1,234,378	1,234,378		1,234,378		942,444
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value				$ 100,000							119,744	119,744		119,744		89,339	92,640
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value											213,210	213,210	100,000	213,210	$ 100,000	161,010	169,377	189,580	119,878	136,093	128,274	127,926	106,633	98,940
Russell 2500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value						$ 1,000,000					1,828,162	1,828,162		1,828,162		1,380,575	1,452,319	1,625,548	1,027,886
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value											214,603	214,603	100,000	214,603	$ 100,000	160,062	175,055	214,900	142,505	142,701	136,029	133,554	104,463	100,336
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value											202,802	202,802	100,000	202,802	$ 100,000	153,907	170,874	191,407	116,500	135,340	131,119	131,898	105,680	97,122
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value								$ 10,000			15,997	15,997		15,997		11,931	13,049	16,019	10,623	10,637
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value								$ 10,000			16,340	16,340		16,340		12,401	13,768	15,422	9,387	10,905
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value								$ 10,000			15,997	15,997		15,997		11,931	13,049	16,019	10,623	10,637
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value								$ 10,000			16,340	16,340		16,340		12,401	13,768	15,422	9,387	10,905
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Account Value							$ 1,000,000				2,023,373	2,023,373		2,023,373		1,509,137	1,650,500	2,026,172	1,343,605
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value							$ 1,000,000				2,198,729	2,198,729		2,198,729		1,668,618	1,852,574	2,075,187	1,263,060
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					$ 100,000						126,984	126,984		126,984		96,919	97,383	104,993
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value					$ 1,000,000						1,269,838	1,269,838		1,269,838		969,188	973,831	1,049,931
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Account Value											115,928	115,928	100,000	115,928	$ 100,000	104,868	104,496	123,932	124,527	117,272	105,167	107,372	106,412	101,956
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 Index
Account Value											339,505	339,505	100,000	339,505	$ 100,000	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Account Value											182,713	182,713	100,000	182,713	$ 100,000	151,066	144,838	170,281	147,605	136,360	120,598	118,499	108,184	103,485
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Account Value											11,593	11,593	10,000	11,593	$ 10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 Index
Account Value											33,950	33,950	10,000	33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Account Value											18,271	18,271	10,000	18,271	$ 10,000	15,107	14,484	17,028	14,760	13,636	12,060	11,850	10,818	10,348
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Account Value								$ 10,000			9,844	9,844		9,844		8,905	8,874	10,524	10,575	9,959
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Account Value								$ 10,000			21,328	21,328		21,328		15,453	14,030	16,431	11,497	10,479
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name								Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Account Value								$ 10,000			13,621	13,621		13,621		11,262	10,797	12,694	11,004	10,165
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value			$ 1,000,000								1,070,048	1,070,048		1,070,048		967,964
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value			$ 1,000,000								1,439,702	1,439,702		1,439,702		1,043,134
Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name			Westwood - 40% S&P 500/60% Bloomberg Barclays US Aggregate
Account Value			$ 1,000,000								1,207,843	1,207,843		1,207,843		998,636
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Account Value											115,928	115,928	100,000	115,928	$ 100,000	104,868	104,496	123,932	124,527	117,272	105,167	107,372	106,412	101,956
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 Index
Account Value											339,505	339,505	100,000	339,505	$ 100,000	245,988	223,335	261,550	183,012	166,814	145,911	135,925	109,943	105,200
Westwood -80%Bloom US Agg/20%S&P500TR
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood -80%Bloom US Agg/20%S&P500TR
Account Value											146,175	146,175	100,000	146,175	$ 100,000	126,390	123,511	145,752	135,957	126,684	112,750	112,897	107,373	102,774
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 Index
Account Value											33,950	33,950	10,000	33,950	$ 10,000	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520
Westwood -80%Bloom US Agg/20%S&P500TR
Account Value [Line Items]
Line Graph and Table Measure Name															Westwood -80%Bloom US Agg/20%S&P500TR
Account Value											14,618	14,618	10,000	14,618	$ 10,000	12,639	12,351	14,575	13,596	12,668	11,275	11,290	10,737	10,277
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Account Value											11,593	11,593	$ 10,000	11,593	$ 10,000	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value							$ 10,000				9,595	9,595		9,595		8,680	8,649	10,258	10,307
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Account Value							$ 10,000				23,711	23,711		23,711		17,180	15,598	18,267	12,782
Westwood -80%Bloom US Agg/20%S&P500TR
Account Value [Line Items]
Line Graph and Table Measure Name							Westwood -80%Bloom US Agg/20%S&P500TR
Account Value							$ 10,000				11,590	11,590		11,590		10,021	9,793	11,556	10,780
FTSE 1-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE 1-Month Treasury Bill Index
Account Value										$ 100,000	117,848	117,848		117,848		111,694	106,529	105,637	105,591	104,849	102,477	100,848	100,179	100,004
FTSE 1-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name							FTSE 1-Month Treasury Bill Index
Account Value							$ 10,000				11,167	11,167		11,167		10,584	10,094	10,010	10,006
FTSE 1-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name							FTSE 1-Month Treasury Bill Index
Account Value							$ 10,000				11,167	11,167		11,167		10,584	10,094	10,010	10,006
FTSE 1-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE 1-Month Treasury Bill Index
Account Value										$ 1,000,000	1,178,483	1,178,483		1,178,483		1,116,942	1,065,289	1,056,369	1,055,912	1,048,491	1,024,767	1,008,481	1,001,791	1,000,037
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													Alerian Midstream Energy Select Index
Account Value											176,476	176,476	$ 100,000	176,476	100,000	124,429	116,974	102,147	56,382	83,731	80,542	85,724	80,974	72,465
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name													Alerian MLP Index Trust
Account Value											123,914	123,914	$ 100,000	123,914	100,000	101,334	86,907	66,755	35,949	62,539	66,785	66,336	68,661	69,919
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													Alerian Midstream Energy Select Index
Account Value											17,648	17,648	$ 10,000	17,648	10,000	12,443	11,697	10,215	5,638	8,373	8,054	8,572	8,097	7,247
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name													Alerian MLP Index Trust
Account Value											12,391	12,391	$ 10,000	12,391	10,000	10,133	8,691	6,675	3,595	6,254	6,678	6,634	6,866	6,992
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													Alerian Midstream Energy Select Index
Account Value											17,648	17,648	$ 10,000	17,648	10,000	12,443	11,697	10,215	5,638	8,373	8,054	8,572	8,097	7,247
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name													Alerian MLP Index Trust
Account Value											12,391	12,391	$ 10,000	12,391	10,000	10,133	8,691	6,675	3,595	6,254	6,678	6,634	6,866	6,992
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name									Alerian Midstream Energy Select Index
Account Value									$ 1,000,000		2,867,565	2,867,565		2,867,565		2,021,854	1,900,716	1,659,790	916,151	1,360,544	1,308,727	1,392,935	1,315,758
Alerian MLP Index Trust TR
Account Value [Line Items]
Line Graph and Table Measure Name									Alerian MLP Index Trust
Account Value									$ 1,000,000		1,967,921	1,967,921		1,967,921		1,609,321	1,380,199	1,060,154	570,910	993,204	1,060,627	1,053,510	1,090,423
FTSE EPRA Nareit Developed ex US Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE EPRA Nareit Developed ex US Index TR (USD)
Account Value											110,819	110,819	$ 100,000	110,819	100,000	92,097	94,810	138,901	105,821	132,165	110,218	110,930	99,649	99,600
FTSE EPRA Nareit Developed Net TR
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE EPRA Nareit Developed Index
Account Value											132,596	132,596	$ 100,000	132,596	100,000	103,217	109,837	146,348	102,976	133,617	111,083	110,754	104,367	101,839
FTSE EPRA Nareit Developed ex US Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE EPRA Nareit Developed ex US Index TR (USD)
Account Value											11,082	11,082	$ 10,000	11,082	10,000	9,210	9,481	13,890	10,582	13,217	11,022	11,093	9,965	9,960
FTSE EPRA Nareit Developed Net TR
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE EPRA Nareit Developed Index
Account Value											13,260	13,260	$ 10,000	13,260	10,000	10,322	10,984	14,635	10,298	13,362	11,108	11,075	10,437	10,184
FTSE EPRA Nareit Developed ex US Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE EPRA Nareit Developed ex US Index TR (USD)
Account Value											11,082	11,082	$ 10,000	11,082	10,000	9,210	9,481	13,890	10,582	13,217	11,022	11,093	9,965	9,960
FTSE EPRA Nareit Developed Net TR
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE EPRA Nareit Developed Index
Account Value											13,260	13,260	$ 10,000	13,260	10,000	10,322	10,984	14,635	10,298	13,362	11,108	11,075	10,437	10,184
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA Fixed Rate Preferred Securities Index
Account Value											155,850	155,850	$ 100,000	155,850	100,000	129,445	126,612	151,278	142,342	136,826	121,333	122,849	115,269	107,496
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA Fixed Rate Preferred Securities Index
Account Value											15,585	15,585	$ 10,000	15,585	10,000	12,944	12,661	15,128	14,234	13,682	12,133	12,285	11,527	10,750
ICE BofA Fixed Rate Preferred Securities Index TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA Fixed Rate Preferred Securities Index
Account Value											15,585	15,585	$ 10,000	15,585	10,000	12,944	12,661	15,128	14,234	13,682	12,133	12,285	11,527	10,750
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name													HFRX Equity Hedge Index
Account Value											140,248	140,248	$ 100,000	140,248	100,000	125,586	122,053	126,286	104,421	105,947	102,678	105,841	96,493	99,040
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name													HFRX Equity Hedge Index
Account Value											14,025	14,025	$ 10,000	14,025	10,000	12,559	12,205	12,629	10,442	10,595	10,268	10,584	9,649	9,904
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name													HFRX Equity Hedge Index
Account Value											14,025	14,025	$ 10,000	$ 14,025	10,000	12,559	12,205	12,629	10,442	10,595	10,268	10,584	9,649	9,904
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name														HFRX Equity Hedge Index
Account Value											140,248	140,248	100,000	$ 140,248	100,000	125,586	122,053	126,286	104,421	105,947	102,678	105,841	96,493	99,040
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name														HFRX Equity Hedge Index
Account Value											14,025	14,025	10,000	$ 14,025	10,000	12,559	12,205	12,629	10,442	10,595	10,268	10,584	9,649	9,904
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name														HFRX Equity Hedge Index
Account Value											14,025	14,025	10,000	$ 14,025	10,000	12,559	12,205	12,629	10,442	10,595	10,268	10,584	9,649	9,904
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name														HFRX Equity Hedge Index
Account Value											14,025	14,025	$ 10,000	$ 14,025	$ 10,000	$ 12,559	$ 12,205	$ 12,629	$ 10,442	$ 10,595	$ 10,268	$ 10,584	$ 9,649	$ 9,904
Alerian Midstream Energy Select Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Account Value		$ 10,000									11,850	11,850		11,850
S&P Energy Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Energy Select Sector Index
Account Value	$ 10,000										$ 9,631	$ 9,631		$ 9,631